LOANS RECEIVABLE Q	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
LOANS RECEIVABLE	LOANS RECEIVABLE
In the general course of business, the Company offers fiat-denominated loans to counterparties against digital assets or other collateral. No loans receivable were on nonaccrual status as of June 30, 2025 or December 31, 2024.
Loans Receivable, Current and Non-current

(in thousands)	June 30, 2025	December 31, 2024
Loans receivable	$529,396	$476,620
Loans receivable, non-current	6,675	—
Less: allowance for credit loss	(375)	—
Loans receivable, current and non-current	$535,696	$476,620
Loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	479,271
2026	50,911
2027	1,088
2028	2,938
2029	1,188
2030	300
Loans receivable, current and non-current	$535,696
Balances represent loan principal and exclude accrued interest receivable on loans.
Collateral Payable Associated with Loans Receivable, Current and Non-current

(in thousands)	June 30, 2025	December 31, 2024
Collateral payable — Digital assets	$689,136	$620,633
Collateral payable — Cash	294	—
Collateral payable associated with loans receivable, current and non-current	$689,430	$620,633
Interest income related to the Company’s Loans receivable was $14.1 million and $26.7 million for the three and six months ended June 30, 2025, respectively, and $12.8 million and $25.4 million for the three and six months ended June 30, 2024, respectively.